Summary of Significant Accounting Policies - Earnings per share (Details) - shares shares in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic weighted-average shares outstanding	134,072	144,238	155,534
Plus: Dilutive effect of stock options and other share-based awards	850	1,138	920
Diluted weighted-average shares outstanding	134,922	145,376	156,454
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			600